Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long-term investments
Balance as of beginning of the year	¥ 122,572		¥ 121,179
Purchase of short-term investment			1,484
Loss from private fund			(91)
Disposal of investments	(972)
Impairment loss of investments	(86,600)		0	¥ (15,908)
Balance as of end of the year	¥ 35,000	$ 5,075	¥ 122,572	¥ 121,179